Offerings	Jan. 27, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share
Offering Note

(2)	Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common shares or preferred shares as may be sold, from time to time.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $0.001 per share
Offering Note

(2)	Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common shares or preferred shares as may be sold, from time to time.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note

(3)	Subject to Note 5 below, there is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(4)
Subject to Note 5 below, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $[  ].

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.1
Offering Note

(1)
Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.

(5)	In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $[ ].